Fees Summary	Dec. 31, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,401,000
Previously Paid Amount	0.00
Total Fee Amount	214.49
Total Offset Amount	0.00
Net Fee	214.49
Narrative - Max Aggregate Offering Price	$ 1,401,000
Final Prospectus	true